Nationwide Bond Fund
FUND SUMMARY: NATIONWIDE BOND FUND
Objective
The Fund seeks as high a level of current income as is consistent with preserving capital.
Fees and Expenses
This table describes the fees and expenses you may pay when buying and holding shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Nationwide Funds. More information about these and other discounts is available from your financial professional and in “Investing with Nationwide Funds” commencing on page 10 of this Prospectus and in “Additional Information on Purchases and Sales” commencing on page 78 of the Statement of Additional Information.
Shareholder Fees (paid directly from your investment)
Shareholder Fees Nationwide Bond Fund	Class A Shares	Class B Shares	Class C Shares	Class R2 Shares	Institutional Class Shares	Institutional Service Class Shares
Maximum Sales Charge (Load) imposed on purchases (as a percentage of offering price)	4.25%	none	none	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering or sale price, whichever is less)	none	5.00%	1.00%	none	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Nationwide Bond Fund		Class A Shares	Class B Shares	Class C Shares	Class R2 Shares	Institutional Class Shares	Institutional Service Class Shares
Management Fees		0.50%	0.50%	0.50%	0.50%	0.50%	0.50%
Distribution and/or Service (12b-1) Fee		0.25%	1.00%	1.00%	0.50%	none	none
Other Expenses		0.43%	0.38%	0.38%	0.53%	0.38%	0.42%
Total Annual Fund Operating Expenses		1.18%	1.88%	1.88%	1.53%	0.88%	0.92%
Amount of Fee Waiver/Expense Reimbursement	[1]	(0.33%)	(0.33%)	(0.33%)	(0.33%)	(0.33%)	(0.33%)
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement		0.85%	1.55%	1.55%	1.20%	0.55%	0.59%
[1]	Nationwide Mutual Funds (the "Trust") and Nationwide Fund Advisors (the "Adviser") have entered into a written contract limiting operating expenses to 0.55% until at least February 28, 2014. Under the expense limitation agreement, the level to which operating expenses are limited applies to all share classes, excluding any taxes, interest, brokerage commissions, Rule 12b-1 fees, short-sale dividend expenses, administrative services fees, other expenses which are capitalized in accordance with generally accepted accounting principles and expenses incurred by the Fund in connection with any merger or reorganization, and may exclude other non-routine expenses not incurred in the ordinary course of the Fund's business. The expense limitation agreement may be changed or eliminated at any time but only with the consent of the Board of Trustees of the Trust. The Trust is authorized to reimburse the Adviser for management fees previously waived and/or for expenses previously paid by the Adviser, provided, however, that any reimbursements must be paid at a date not more than three years after the fiscal year in which the Adviser waived the fees or reimbursed the expenses and the reimbursements do not cause the Fund to exceed the expense limitation that was in place at the time the Adviser waived the fees or reimbursed the expenses. More information about administrative services fees can be found in "Investing with Nationwide Funds" on page 14 of this Prospectus.

Example
This Example is intended to help you to compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. It assumes a 5% return each year and no change in expenses. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Nationwide Bond Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A Shares	508	753	1,016	1,768
Class B Shares	658	859	1,186	1,905
Class C Shares	258	559	986	2,174
Class R2 Shares	122	451	803	1,795
Institutional Service Class Shares	508	699	906	1,501
Institutional Class Shares	56	248	455	1,054

You would pay the following expenses on the same investment if you did not sell your shares:
Expense Example, No Redemption Nationwide Bond Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class B Shares	158	559	986	1,905
Class C Shares	158	559	986	2,174

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the fiscal year ending October 31, 2011, the Fund’s portfolio turnover rate was 56.39% of the average value of its portfolio.
Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its net assets in a wide variety of investment grade fixed-income securities, such as corporate bonds, U.S. government securities, mortgage-backed securities, and commercial paper. The Fund may also invest in high-yield (i.e., “junk”) bonds, as well as foreign government and corporate bonds that are denominated in U.S. dollars. The Fund seeks to achieve its objective by investing in securities offering the highest level of expected income while simultaneously minimizing market price fluctuations. In selecting securities, the subadviser typically maintains an average portfolio duration of three to seven years.

The subadviser seeks value and may sell a security to take advantage of more favorable opportunities. The subadviser also may sell a bond as it gets closer to its maturity in order to maintain the Fund’s target duration and achieve an attractive total return.
Principal Risks
The Fund cannot guarantee that it will achieve its investment objective.

As with any fund, the value of the Fund’s investments—and therefore, the value of Fund shares—may fluctuate. These changes may occur because of:

Interest rate risk – generally, when interest rates go up, the value of fixed-income securities goes down. Prices of longer-term securities generally change more in response to interest rate changes than prices of shorter-term securities. To the extent a Fund invests a substantial portion of its assets in fixed-income securities with longer-term maturities, rising interest rates are more likely to cause the value of the Fund’s investments to decline significantly.

Credit risk – a bond issuer may be unable to pay the interest or principal when due. If an issuer defaults, the Fund may lose money. This risk is particularly high for high-yield bonds. Changes in a bond issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of a bond.

Liquidity risk – is the risk that a security cannot be sold, or cannot be sold quickly, at an acceptable price.

Prepayment and call risk – certain bonds will be paid off by the issuer more quickly than anticipated. If this happens, the Fund may be required to invest the proceeds in securities with lower yields.

Extension risk – when interest rates rise, certain bond obligations, such as mortgage-backed securities, will be paid in full by the issuer more slowly than anticipated. This can cause the market value of the security to fall because the market may view its interest rate as low for a longer-term investment.

Mortgage-backed securities risk – mortgage-backed securities are generally subject to the same types of risk that apply to other fixed-income securities, such as interest rate risk and credit risk, and are subject to prepayment and call risk and extension risk. Through its investments in mortgage-backed securities, the Fund may have some exposure to subprime loans, as well as to the mortgage and credit markets generally. Subprime loans, which are loans made to borrowers with weakened credit histories, have had in many cases higher default rates than loans that meet government underwriting requirements.

High-yield bonds risk – investing in high-yield bonds and other lower-rated bonds will subject the Fund to substantial risk of loss.

Foreign securities risk – foreign securities may be more volatile, harder to price and less liquid than U.S. securities.

In addition to these risks, the Fund’s portfolio managers may select securities that underperform the bond market, the Fund’s benchmark or other mutual funds with similar investment objectives and strategies. If the value of the Fund’s investments goes down, you may lose money.
Performance
The following bar chart and table can help you evaluate the Fund’s potential risks. The bar chart shows how the Fund’s annual total returns have varied from year to year. These returns do not reflect the impact of sales charges. If the applicable sales charges were included, the annual total returns would be lower than those shown. The table compares the Fund’s average annual total returns to the returns of a broad-based securities index. Remember, however, that past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.nationwide.com/mutualfunds or by calling 800-848-0920.

Please call 800-848-0920 for the Fund’s current 30-day yield.
Annual Total Returns – Institutional Service Class Shares (Years Ended December 31,)

Best Quarter: 6.49% – 3rd qtr. of 2009 Worst Quarter: -2.80% – 2nd qtr. of 2004
After-tax returns are shown in the table for Institutional Service Class shares (formerly known as Class D shares) only and will vary for other classes. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect state and local taxes. Your actual after-tax return depends on your personal tax situation and may differ from what is shown here. After-tax returns are not relevant to investors in tax-deferred arrangements, such as individual retirement accounts, 401(k) plans or certain other employer-sponsored retirement plans.

The inception dates for the Class B, Class C and Class R2 shares are September 4, 2003, September 4, 2003 and October 1, 2003, respectively. Institutional Class shares have not commenced operations as of the date of this Prospectus. Pre-inception historical performance for Class B and Class C shares is based on the previous performance of Class X and Class Y shares, respectively (neither of which are still offered by the Fund). Pre-inception historical performance for Class R2 and Institutional Class shares is based on the previous performance of Institutional Service Class shares. Performance for these classes has been adjusted to reflect differences in sales charges between classes, but not differing expenses. Performance returns for Institutional Service Class shares (formerly Class D shares) reflect a front-end sales charge of 4.50%. This front-end sales charge was eliminated effective August 1, 2012, at which time the former Class D shares were redesignated as Institutional Service Class shares.
Average Annual Total Returns For the Periods Ended December 31, 2011:
Average Annual Total Returns Nationwide Bond Fund	1 Year	5 Years	10 Years	Inception Date
Class A Shares	1.78%	5.00%	5.16%
Class B Shares	0.50%	4.88%	4.93%	Sep. 04, 2003
Class C Shares	4.61%	5.21%	4.93%	Sep. 04, 2003
Institutional Service Class Shares	1.84%	5.25%	5.41%
Institutional Service Class Shares After Taxes on Distributions	0.08%	3.42%	3.59%
Institutional Service Class Shares After Taxes on Distributions and Sales of Shares	1.52%	3.45%	3.56%
Institutional Class Shares	6.61%	6.23%	5.90%
Class R2 Shares	5.98%	5.57%	5.41%	Oct. 01, 2003
Barclays Capital U.S. Aggregate Bond Index (The Index does not pay sales charges, fees, expenses or taxes.)	7.84%	6.50%	5.78%